OTHER INCOME, NET:	12 Months Ended
Dec. 31, 2013
OTHER INCOME, NET:
OTHER INCOME, NET:

NOTE 6—OTHER INCOME, NET:

Other income, net is comprised of the following:

	2013	2012	2011
Interest and dividend income	$1,445	$1,369	$1,087
Gains on trading securities relating to deferred compensation plans	10,588	4,616	29
Interest expense	(92)	(137)	(121)
Impairment of equity investment	(975)	(850)	—
Equity method investment loss	(967)	(1,019)	(194)
Foreign exchange gains (losses)	(790)	442	2,098
Capital gains (losses)	2,576	(59)	(227)
Miscellaneous, net	345	323	274
	$12,130	$4,685	$2,946